Intangible Assets	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets

Figures in millions	Goodwill	Software and licences	Royalty tax rate concession and other	Total
US Dollars
Cost
Balance at 1 January 2015	400	152	60	612
Additions	—	3	—	3
Disposals	—	(9)	—	(9)
Transfers and other movements(1)	—	(10)	—	(10)
Translation	(20)	(18)	—	(38)
Balance at 31 December 2015	380	118	60	558
Accumulated amortisation and impairments
Balance at 1 January 2015	258	82	47	387
Amortisation for the year		37	3	40
Disposals	—	(7)	—	(7)
Transfers and other movements(1)	—	(7)	—	(7)
Translation	(4)	(12)	—	(16)
Balance at 31 December 2015	254	93	50	397
Net book value at 31 December 2015	126	25	10	161

Cost
Balance at 1 January 2016	380	118	60	558
Additions	—	5	—	5
Transfers and other movements(1)	—	(4)	—	(4)
Translation	(1)	6	—	5
Balance at 31 December 2016	379	125	60	564

Accumulated amortisation and impairments
Balance at 1 January 2016	254	93	50	397
Amortisation for the year		16	4	20
Transfers and other movements(1)	—	(3)	—	(3)
Translation	(1)	6	—	5
Balance at 31 December 2016	253	112	54	419
Net book value at 31 December 2016	126	13	6	145

Cost
Balance at 1 January 2017	379	125	60	564
Additions	—	1	—	1
Transfer to non-current assets and liabilities held for sale	—	(17)	—	(17)
Transfers and other movements(1)	(263)	(1)	—	(264)
Translation	11	4	—	15
Balance at 31 December 2017	127	112	60	299
Accumulated amortisation and impairments

Balance at 1 January 2017	253	112	54	419
Amortisation for the year		3	3	6
Impairment	9	—	—	9
Transfer to non-current assets and liabilities held for sale	—	(15)	—	(15)
Transfers and other movements(1)	(263)	(1)	—	(264)
Translation	1	5	—	6
Balance at 31 December 2017	—	104	57	161
Net book value at 31 December 2017	127	8	3	138

(1)	Transfers and other movements include amounts from asset reclassifications and amounts written off.
Impairment calculation assumptions for goodwill
Based on an analysis carried out by the group in 2017, the carrying value and value in use of cash generating units (CGUs) with goodwill that were most sensitive is:

	2017
	US Dollars
Figures in millions	Carrying Value	Value in use
AngloGold Ashanti Australia Limited - Sunrise Dam	233	402

As at 31 December 2017, the recoverable amount of AngloGold Ashanti Australia Limited - Sunrise Dam exceeded its carrying amount by $169m. The AngloGold Ashanti Australia Limited Sunrise Dam CGU had $119m goodwill at that date.

It is estimated that a decrease of the long term real gold price of $1,240/oz by 7%, would cause the recoverable amount of this CGU to equal its carrying amount. The sensitivity analysis has been provided on the basis that the key assumption changes without a change in the other assumptions. However, for a change in each of the assumptions used, it is impracticable to disclose the consequential effect of changes on the other variables used to measure the recoverable amount because these assumptions and others used in impairment testing of goodwill are inextricably linked.

Therefore it is possible that outcomes within the next financial year that are different from the assumptions used in the impairment testing process for goodwill could require a material adjustment to the carrying amounts in future periods.

Net book value of goodwill allocated to each of the CGUs:

	US Dollars
Figures in millions	2017	2016	2015
- Sunrise Dam	119	110	111
- First Uranium (Pty) Limited (1)	—	8	7
- Serra Grande	8	8	8
(note 2)	127	126	126
Real pre-tax discount rates applied in impairment calculations on CGUs for which the carrying amount of goodwill is significant are as follows:
- Sunrise Dam(2)	8.3%	8.8%	7.9%

(1)
Goodwill has been allocated to its respective CGU's where it is tested for impairment as part of the CGU . The group reviews and tests the carrying value of goodwill on an annual basis for impairment. Following the impairment review, goodwill to the value of $9m at First Uranium (Pty) Ltd was impaired utilising a real pre-tax discount rate of 9.23% during 2017. The discount rates for 2017 were determined on a basis consistent with the 2016 and 2015 discount rates. The value in use recoverable amount of First Uranium (Pty) Ltd is $317m (2016: $336m; 2015: $304m).

(2)	The value in use of the CGU is $402m in 2017 (2016: $487m; 2015: $504m).